UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2001

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                  11/6/2001
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $ 132,412
                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None




































Name of Issuer              Title      CUSIP      Value        Shares      Invsmnt    Discret  Other       Voting Authority
                           Of Class              (x1000)                    Sole      Shared   Mgrs       Sole    Shared  None

Affiliated Computer Svcs     CL A    008190100    2,319       28,490.00                                 28,490.00
American Intl Group          COM     026874107    3,885       49,808.02                                 49,808.02
AmSurg Corp.                 CL A    03232P108    4,928      178,875.00                                178,875.00
BJ's Wholesale Club          COM     05548J106    3,178       66,750.00                                 66,750.00
Bank of New York             COM     064057102     795        22,717.00                                 22,717.00
Barra                        COM     068313105    2,274       54,110.00                                 54,110.00
Beckman Coulter Inc.         COM     075811109    2,659       60,080.00                                 60,080.00
Berkshire Hathaway In. CL    CL B    084670207    3,546        1,522.00                                  1,522.00
Biomet                       COM     090613100    5,021      171,671.00                                171,671.00
Boston Properties            COM     101121101    2,291       60,086.78                                 60,086.78
Cardinal Health              COM     14149Y108    4,970       67,201.00                                 67,201.00
Choicepoint                  COM     170388102    6,594      158,365.00                                158,365.00
Citigroup Inc                COM     172967101     519        12,810.60                                 12,810.60
Copart Inc.                  COM     217204106     203         7,255.00                                  7,255.00
Daktronics, Inc.             COM     234264109     244        27,750.00                                 27,750.00
Diagnostic Products Corp     COM     252450101    4,938      116,955.00                                116,955.00
Diebold Inc                  COM     253651103    2,342       61,480.00                                 61,480.00
Elan Corp ADS                ADR     284131208    1,935       39,930.00                                 39,930.00
Exxon Mobil Corp             COM     30231G102    3,894       98,829.18                                 98,829.18
Fair Isaac & Co INC          COM     303250104    4,225       89,457.00                                 89,457.00
Fifth Third Bancorp          COM     316773100    2,199       35,775.00                                 35,775.00
First Health Group           COM     320960107    5,587      190,180.00                                190,180.00
General Electric             COM     369604103     321         8,627.66                                  8,627.66
Granite Construction Inc.    COM     387328107    2,590      101,030.00                                101,030.00
Harley Davidson              COM     412822108    3,639       89,855.00                                 89,855.00
Home Depot                   COM     437076102     217         5,654.00                                  5,654.00
Intel Corp                   COM     458140100     230        11,235.00                                 11,235.00
Intrado Inc.                 COM     46117A100    3,314      129,150.00                                129,150.00
Investment Tech Group        COM     46145F105    2,494       44,945.00                                 44,945.00
S&P Smallcap 600             COM     464287804    7,331       76,830.00                                 76,830.00
Kopin Corp                   COM     500600101     115        11,000.00                                 11,000.00
Kroger Co                    COM     501044101    4,608      186,995.00                                186,995.00
Lincare Holdings             COM     532791100     295        11,110.00                                 11,110.00
MSC Software                 COM     553531104     261        16,200.00                                 16,200.00
McGraw Hill Cos              COM     580645109    1,976       33,955.13                                 33,955.13
Microsoft                    COM     594918104     527        10,290.00                                 10,290.00
OM Group Inc                 COM     670872100     844        15,345.00                                 15,345.00
Pfizer                       COM     717081103    1,377       34,339.00                                 34,339.00
Renal Care Group, Inc        COM     759930100     344        11,170.00                                 11,170.00
Sunguard Data Systems        COM     867363103    2,965      126,885.00                                126,885.00
TALX Corp                    COM     874918105    2,703      126,902.00                                126,902.00
Teva Pharmaceutical Indust   ADR     881624209    4,729       78,230.05                                 78,230.05
US Physical Therapy          COM     90337L108    1,625      100,097.00                                100,097.00
United Parcel Cl B           CL B    911312106    2,190       42,135.19                                 42,135.19
Vector Group                 COM     92240M108    6,947      162,551.25                                162,551.25
Verizon Communications       COM     92343V104     266         4,918.00                                  4,918.00
Visteon Corp                 COM     92839U107    1,093       85,727.00                                 85,727.00
Waste Mgt. Inc Del           COM     94106L109    4,748      177,575.00                                177,575.00
Watson Pharmaceuticals Inc   COM     942683103    6,116      111,785.00                                111,785.00

Total                                            132,412   3,414,633.86                              3,414,633.86